Contract Balances, Performance Obligations and Contract Costs (Tables)	6 Months Ended
Jul. 31, 2026
Contract Balances, Performance Obligations and Contract Costs
Schedule of the changes in the deferred revenue and contract assets balance

Deferred
Revenue
Balance at January 31, 2026	119,062
Recognition of previously deferred revenue	(65,952)
Deferral of revenue	70,734
Increases from business combinations, net	1,243
Effect of movements in foreign exchange	(462)
Balance at July 31, 2026	124,625
Current	123,874
Long-term	751

Contract
Assets
Balance at January 31, 2026	3,348
Transfers to trade receivables from contract assets	(2,019)
Increases as a result of revenue recognized during the period, net of amounts transferred to trade receivables	372
Effect of movements in foreign exchange	(5)
Balance at July 31, 2026	1,696